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FEDERATED STRATEGIC INCOME FUND
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A Portfolio of Federated Fixed Income Securities, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES


SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2006


Please delete the entire subsection entitled "Portfolio Manager Information" under the Section entitled "Who Manages and Provides Services to the Fund?" and replace it with the following:


Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of June 30, 2006.



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Other Accounts Managed by Joe  Total Number of Other
Balestrino                     Accounts Managed / Total
                               Assets*
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Registered Investment          12 funds / $4,259.45
Companies                      million
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Other Pooled Investment        0
Vehicles
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Other Accounts                 0
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*None of the Accounts has an advisory fee that is based on the performance of the account.
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Dollar value range of shares owned in the Fund:  none.


Joe Balestrino is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the
predominant factor.   Of lesser importance are:

Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. 25% Lehman Brothers Mortgage Backed Securities Index/40% Lehman Brothers U.S. Corporate High Yield Bond Index/25% Lehman Brothers Emerging Markets Debt Index/10% J.P. Morgan Non Dollar Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable funds. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Balestrino is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In his role as Head of the U.S. Investment Grade Bond Group, Mr. Balestrino has oversight responsibility for other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Balestrino serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


In addition, Mr. Balestrino was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

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Other Accounts Managed by      Total Number of Other
Todd Abraham                   Accounts Managed / Total
                               Assets*
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Registered Investment          9 funds / $4,853.83
Companies                      million
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Other Pooled Investment        0
Vehicles
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Other Accounts                 0
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*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund:  none.


Todd Abraham is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Federated Mortgage Core Portfolio"). Mr. Abraham manages the Federated Mortgage Core Portfolio according to its specific investment program. Thus, although Mr. Abraham is not responsible for making investment decisions directly on behalf of the Fund, the mortgage-backed fixed income portion of the Fund's portfolio may be subject to his management of the Federated Mortgage Core Portfolio. Mr. Abraham's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Federated Mortgage Core Portfolio's benchmark (i.e. Lehman Brothers Mortgage-Backed Securities Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Federated Mortgage Core Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Abraham is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Abraham serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                               ---------------------------

Other Accounts Managed by      Total Number of Other
Mark Durbiano                  Accounts Managed / Total
                               Assets*
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Registered Investment          10 funds / $3,148.31
Companies                      million
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Other Pooled Investment        3 portfolios / $269.78
Vehicles                       million
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Other Accounts                 4 accounts / $101.67
                               million
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*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.


Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the
predominant factor.   Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


The Fund will gain exposure to high yield securities by investing in another fund (the "High Yield Bond Portfolio"). Mr. Durbiano manages the High Yield Bond Portfolio according to its specific investment program. Thus, although Mr. Durbiano is not responsible for making investment decisions directly on behalf of the Fund, the high yield fixed income portion of the Fund's portfolio may be subject to his management of the High Yield Bond Portfolio. Mr. Durbiano's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield 2% Issuer Constrained Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the High Yield Bond Portfolio's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.
In addition, Mr. Durbiano serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                               ---------------------------

Other Accounts Managed by      Total Number of Other
Roberto Sanchez-Dahl           Accounts Managed / Total
                               Assets*
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Registered Investment          4 funds / $453.40 million
Companies
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Other Pooled Investment        0
Vehicles
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Other Accounts                 0
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*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.


Roberto Sanchez-Dahl is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


The Fund will gain exposure to mortgage backed securities by investing in another fund (the "Emerging Markets Fixed Income Core Fund"). Mr. Sanchez-Dahl manages the Emerging Markets Fixed Income Core Fund according to its specific investment program. Thus, although Mr. Sanchez-Dahl is not responsible for making investment decisions directly on behalf of the Fund, the emerging markets fixed income portion of the Fund's portfolio may be subject to his management of the Emerging Markets Fixed Income Core Fund.
Mr. Sanchez-Dahl's IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's benchmark (i.e. Lehman Brothers Emerging Markets Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Emerging Markets Fixed Income Core Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Sanchez-Dahl is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment Performance is calculated with an equal weighting of all accounts managed. In addition, Mr. Sanchez-Dahl serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                                                                 July 18, 2006

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809


35167 (7/06)